Net (loss) income per Share	12 Months Ended
Dec. 31, 2023
Basic and Diluted loss per common share:
Net (loss) income per Share

12. Net (loss) income per Share

The following table sets forth the reconciliation of the numerators and denominators of the basic and diluted per share computations for continuing operations for the years ended December 31:

(Dollars in thousands, except shares)	2023	2022

Numerator:
Net loss from continuing operations	$(27,703)	$(107,016)
(Less) Net income (loss) attributable to non-controlling interest	1,498	(380)
Net income from discontinued operations	-	7,921
Net loss attributable to Soluna Holdings, Inc.	$(29,201)	$(98,715)
Less: Preferred Dividend	(421)	(4,088)
Less: Cumulative Preferred Dividends in arrears	(6,888)	(1,722)
Balance	$(36,510)	$(104,525)
Denominator:
Basic and Diluted EPS:
Common shares outstanding, beginning of period	747,837	550,168
Weighted average common shares issued during the period including penny warrants issued and outstanding as of year-end	565,881	49,133
Denominator for basic earnings per common shares —
Weighted average common shares	1,313,718	599,301

The Company notes as continuing operations was in a net loss for fiscal year 2023 and 2022, as such basic and diluted EPS is the same balance as continuing operations acts as the control amount in which would cause antidilution. Not included in the computation of earnings per share, assuming dilution, for the year ended December 31, 2023, were options to purchase 52,393 shares of the Company’s common stock, 9,612 nonvested restricted stock units, 1,148,269 outstanding warrants not exercised, and shares of common stock issuable upon the conversion of a portion of the October Secured Notes pursuant to the Addendum, as discussed in Note 9. These potentially dilutive items were excluded because the calculation of incremental shares resulted in an anti-dilutive effect. Not included in the computation of earnings per share, assuming dilution, for the year ended December 31, 2022, were options to purchase 52,393 shares of the Company’s common stock, 33,221 nonvested restricted stock units, 396,107 outstanding warrants not exercised, and shares of common stock issuable upon the conversion of a portion of the October Secured Notes pursuant to the Addendum, as discussed in Note 9. These potentially dilutive items were excluded because the calculation of incremental shares resulted in an anti-dilutive effect.